Shareholder Report, Holdings (Details)	Jun. 30, 2026
American Funds Emerging Markets Bond Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class C | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class F-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class F-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class F-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class 529-A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class 529-A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class 529-C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class 529-C | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class 529-E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class 529-E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class 529-F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class 529-F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class 529-F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class 529-F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class 529-F-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class 529-F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-2E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-2E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-5E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-5E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-5 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-5 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]
American Funds Emerging Markets Bond Fund - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.19%
American Funds Emerging Markets Bond Fund - Class R-6 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
American Funds Emerging Markets Bond Fund - Class R-6 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
American Funds Emerging Markets Bond Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
American Funds Emerging Markets Bond Fund - Class R-6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
American Funds Emerging Markets Bond Fund - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Emerging Markets Bond Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%	[1]

[1]	Includes derivatives.